DEFERRED GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2023
DEFERRED GOVERNMENT GRANTS.
Schedule of movements of deferred government grants

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	6,174	4,368	6,318
Additions	—	5,000	155,333
Recognized as a reduction of depreciation expense	(1,806)	(3,050)	(8,477)
Balance at end of the year	4,368	6,318	153,174